Fixed Assets, Net (Details) - Schedule of fixed assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 18,928,051	$ 186,511
Less: accumulated depreciation	(1,420,309)	(151,592)
Fixed assets, net	17,507,742	34,919
Cryptocurrency mining Machines [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	2,584,071
Software [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	16,000,000
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	38,329	38,463
Office and equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of fixed assets	$ 305,651	$ 148,048